Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income
Loans and fees on loans	$ 13,866,149	$ 16,648,016	$ 17,813,275
Interest-bearing deposits in banks	7,264	6,826	0
Federal funds sold	72,813	49,383	37,187
Investment securities:
Taxable	999,358	1,278,064	1,659,813
Exempt from federal income tax	442,721	376,613	406,745
Total Interest Income	15,388,305	18,358,902	19,917,020
Interest expense
Deposits	3,766,114	5,450,236	7,271,248
Interest on borrowings	1,101,041	1,057,600	1,146,197
Total Interest Income	4,867,155	6,507,836	8,417,445
Net interest income	10,521,150	11,851,066	11,499,575
Provision for loan losses	4,784,889	2,509,569	1,490,848
Net interest income after provision for loan losses	5,736,261	9,341,497	10,008,727
Noninterest income
Service charges on deposit accounts	1,116,208	1,098,135	1,031,306
Other service charges and fees	662,230	586,739	537,972
Net realized gains (losses) on securities	603,990	574,231	220,089
Mortgage loan origination fees	93,726	153,389	127,961
Increase in cash value of life insurance	338,443	335,461	323,242
Other income	1,919	213,657	2,275
Total Noninterest income	2,816,516	2,961,612	2,242,845
Noninterest expense
Salaries and employee benefits	6,337,182	6,280,437	6,553,441
Occupancy expense	473,014	485,097	494,863
Equipment expense	634,934	760,313	830,877
Foreclosure expense	744,540	104,413	175,408
Data processing expense	412,637	406,839	361,138
FDIC assessments	530,582	727,008	879,903
Other expense	2,280,007	2,106,621	1,972,922
Total Noninterest Expenses	11,412,896	10,870,728	11,268,552
(Loss) income before income taxes	(2,860,119)	1,432,381	983,020
Income tax (benefit) expense	(1,214,279)	266,520	100,301
Net (loss) income	$ (1,645,840)	$ 1,165,861	$ 882,719
Basic (loss) earnings per share (in dollars per share)	$ (0.96)	$ 0.68	$ 0.51
Weighted average shares outstanding (in shares)	1,718,968	1,718,968	1,718,968
Dividends declared per share (in dollars per share)	$ 0.10	$ 0.40	$ 0.40